Filed with the Securities and Exchange Commission on January 30, 2008
                                      Securities Act of 1933 File No. 333-141120
                               Investment Company Act of 1940 File No. 811-22027
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]


         Pre-Effective Amendment No. __                                    [_]

         Post-Effective Amendment No. 4                                    [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]


         Amendment No. 6                                                   [X]


                        (Check Appropriate Box or Boxes)

                                FUNDVANTAGE TRUST
               (Exact Name of Registrant as Specified in Charter)

                   301 Bellevue Parkway, Wilmington, DE 19809
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (302) 791-1851

                                  Joel L. Weiss
                              PFPC Worldwide, Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Joseph V. Del Raso, Esq.
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

        [_]    immediately upon filing pursuant to paragraph (b)
        [X]    on February 21, 2008 pursuant to paragraph (b)
        [_]    60 days after filing pursuant to paragraph (a)(1)
        [_]    on (date) pursuant to paragraph (a)(1)
        [_]    75 days after filing pursuant to paragraph (a)(2)
        [_]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

        [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A ("Amendment No. 2") for FundVantage Trust (the "Registrant") was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 8, 2007 to register two new series of the Registrant: (i) the Boston Advisors International Equity Fund and (ii) the Boston Advisors US Small Cap Equity Fund. Pursuant to Rule 485(a)(2), Amendment No. 2 would have become effective on January 22, 2008. On January 18, 2008, Post-Effective Amendment No. 3 was filed pursuant to Rule 485(b)(1)(iii) to delay the effectiveness of Amendment No. 2 to February 1, 2008. This Post-Effective Amendment No. 4 is being filed pursuant to Rule 485(b)(i)(iii) for the purpose of designating February 21, 2008 as the new date upon which Amendment No. 2 shall become effective. This Amendment incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 2 which was filed with the Securities and Exchange Commission on November 8, 2007.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, State of Delaware on the 30th day of January 2008.

                                                  FUNDVANTAGE TRUST


                                         By:      /s/ Joel Weiss
                                                  ------------------------------
                                                  Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Robert J. Christian*         Chairman of the Board and Trustees     January 30, 2008
-----------------------------
Robert J. Christian


/s/ Iqbal Mansur*                Trustee                                January 30, 2008
-----------------------------
Iqbal Mansur


/s/ Nicholas M. Marsini, Jr.*    Trustee                                January 30, 2008
-----------------------------
Nicholas M. Marsini, Jr.


/s/ James Shaw                   Treasurer and CFO                      January 30, 2008
-----------------------------
James Shaw


/s/ Joel Weiss                   President and CEO                      January 30, 2008
-----------------------------
Joel Weiss


          * By:   /s/ Joel Weiss
                  --------------------------------
                  Joel Weiss
                  Attorney-in-Fact